Operating Segment (Details) - Schedule of geographical information - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating Segment (Details) - Schedule of geographical information [Line Items]
Total	$ 2,155,627	$ 225,749	$ 11,252
Others [Member]
Operating Segment (Details) - Schedule of geographical information [Line Items]
Total	122,711
PRC [Member]
Operating Segment (Details) - Schedule of geographical information [Line Items]
Total	$ 2,032,916	$ 225,749	$ 11,252